Capital - Summary of Change in Capital (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Pre-defined share repurchase plan	$ (200)	$ (200)
Reclassification of compensation to contributed surplus	74	74
Stated Capital [Member]
Disclosure of classes of share capital [line items]
Pre-defined share repurchase plan	(18)	(20)
Share premium [member]
Disclosure of classes of share capital [line items]
Reclassification of compensation to contributed surplus	(62)	$ (104)
Share premium [member] | Stated Capital [Member]
Disclosure of classes of share capital [line items]
Reclassification of compensation to contributed surplus	$ 27